Financial Instruments-Risk Management - Summary of Market Risk Capital Requirements (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	$ 13.9	$ 13.4
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	44.8	27.4
Capital requirements [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	963.0	866.0	[1]
Capital requirements [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	141.0	131.0
Capital requirements [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	390.0	324.0
Capital requirements [member] | Incremental risk charge [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	315.0	345.0
Capital requirements [member] | Standardized approach risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	$ 117.0	$ 66.0

[1]	Equates to $12,040 million of risk-weighted assets (October 31, 2022 – $10,820 million).